IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Non Trading Exposures (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2018
Other sector [member]
Disclosure of credit risk exposure [line items]
Credit exposure ratio	2.00%